Condensed Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	24,200,147	22,215,180	7,911,708
Common stock, shares outstanding	24,200,147	22,215,180	7,911,708
Shares issuable			999,700